Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2015
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income in fiscal 2013, 2014 and 2015 consist of the following:

	Millions of yen
	2013	2014	2015
Life insurance premiums	¥130,187	¥145,464	¥186,547
Life insurance related investment income	8,539	9,942	164,946

	¥138,726	¥155,406	¥351,493